Property and Equipment	12 Months Ended
Jan. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
4.	Property and Equipment
Property and equipment consists of the following at January 31:

	2021	2020
Computer and other equipment	$3,701	$3,665
Leasehold improvements	1,582	1,582
Furniture and fixtures	386	969
Software	629	—

	6,298	6,216
Less: Accumulated depreciation and amortization	(3,506)	(3,032)

	$2,792	$3,184

Depreciation and amortization expense on property and equipment aggregated $1,162 and $1,026 for the years ended January 31, 2021 and January 31, 2020, respectively.